Summary of Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2018
Accounting Policies [Abstract]
Basis of Presentation
(a)	Basis of Presentation
The consolidated financial statements have been prepared in accordance with accounting principles generally accepted in the United States of America (“U.S. GAAP”).
Basis of Consolidation
(b)	Basis of Consolidation

The Company consolidates all entities in which it is the primary beneficiary of variable interests in variable interest entities and entities in which it has a controlling financial interest. The Company did not have a variable interest in any variable interest entity during the periods presented.

The consolidated financial statements include the assets, liabilities, revenue and expenses of the Company and its consolidated subsidiaries. All intercompany balances and transactions have been eliminated on consolidation.

Cash and Cash Equivalents
(c)	Cash and Cash Equivalents

The Company considers cash on hand, demand deposits with banks, and highly liquid investments with original maturities of three months or less when purchased to be cash and cash equivalents.

Marketable Securities
(d)	Marketable Securities

The Company’s marketable equity securities are publicly traded stocks measured at fair value and classified within Level 1 in the fair value hierarchy because it uses quoted prices for identical assets in active markets. The classification of marketable securities is based on the Company’s intent, which is re-evaluated periodically, with respect to those securities. The Company classifies those marketable equity securities in current assets when these securities are bought and held principally for the purpose of selling them in the near term and represent investments of cash available for current operations. These investments are reported at fair value, with unrealized gains and losses included in earnings.

Prior to January 1, 2018, the Company accounted for marketable equity securities that were not designated as trading securities as available-for-sale securities. They were held at fair value with unrealized gains and losses, net of tax, reported in accumulated other comprehensive gain or losses. Any unrealized losses that were deemed other-than-temporary were included in current period earnings and removed from accumulated other comprehensive gain or losses.

On January 1, 2018, the Company adopted ASU 2016-01. The carrying value of the Company’s marketable equity securities is adjusted to fair value for observable transactions for identical or similar investments of the same issuer or impairment (referred to as the measurement alternative). All gains and losses on marketable equity securities, realized and unrealized, are recognized in non-operating income (expenses).

The Company adopted ASU 2016-01 prospectively on its marketable securities. Upon adoption, the Company reclassified Rmb1,951 net unrealized gains related to marketable equity securities from accumulated other comprehensive income to opening accumulated deficit.

No impairment loss had been recorded for the years ended December 31, 2018 and 2017.

Non-marketable Investment
(e)	Non-marketable Investment

The Company’s non-marketable equity securities are investments in privately held companies without readily determinable fair values. The Company does not have significant influence over these investees.

Prior to January 1, 2018, the Company accounted for its non-marketable equity securities at cost and only adjusts for other-than-temporary declines in fair value and distributions of earnings. An impairment loss was recognized in the consolidated statements of operations equal to the excess of the investment’s cost over its fair value at the balance sheet date of the reporting period for which the assessment was made. The fair value would then become the new cost basis of investment.

On January 1, 2018, the Company adopted ASU 2016-01 which changed the way it accounts for non-marketable securities. The carrying value of the Company’s non-marketable equity securities is adjusted to fair value for observable transactions for identical or similar investments of the same issuer or impairment (referred to as the measurement alternative). All gains and losses on non-marketable equity securities, realized and unrealized, are recognized in non-operating income (expenses).

The Company adopted ASU 2016-01 prospectively on its non-marketable investment, which did not have a material impact on the Company’s financial condition or results of operations.

No impairment loss had been recorded for the years ended December 31, 2018 and 2017.

Income Taxes
(f)	Income Taxes

Deferred income taxes are recognized for temporary differences between the tax basis of assets and liabilities and their reported amounts in the consolidated financial statements and unutilized tax loss carry forwards by applying enacted statutory tax rates applicable to future years. Deferred tax assets are reduced by a valuation allowance when, in the opinion of management, it is more likely than not that some portion or all of the deferred tax assets will not be realized. Current income taxes are provided in accordance with the laws of the relevant taxing authorities.

The Company adopted ASC Topic 740, Income Taxes, which clarifies the accounting for uncertainty in income taxes recognized in an enterprise’s financial statements. The interpretation prescribes a recognition threshold and measurement attribute for the financial statement recognition and measurement of a tax position taken or expected to be taken in a tax return. ASC Topic 740 also provides accounting guidance on de-recognition, classification, interest and penalties, accounting in interim periods, disclosure and transition.

Foreign Currencies
(g)	Foreign Currencies

The functional currency of the Company and its Hong Kong domiciled subsidiaries is Hong Kong dollars. The Company has elected Renminbi as its reporting currency.

Foreign currency transactions are translated into the functional currencies of the Company and its subsidiaries at the applicable exchange rates prevailing at the dates of the transactions. Monetary assets and liabilities denominated in foreign currencies are translated into functional currencies using the applicable exchange rates prevailing at the respective balance sheet dates. Exchange differences are included in the consolidated statements of operations.

Assets and liabilities of the Company and its subsidiaries domiciled in Hong Kong have been translated into Renminbi at the rates of exchange prevailing at the balance sheet dates and all income and expense items are translated into Renminbi at the average rates of exchange over the year. Exchange differences resulting from the translation have been recorded as a component of comprehensive losses.

The translation of Renminbi amounts into US$ amounts are included solely for the convenience of readers and have been made at US$1.00 = RMB 6.8755, the noon buying rate from the Federal Reserve Bank of New York on December 31, 2018. No representation is made that the Renminbi amounts could have been, or could be, converted into United States dollar at that rate or at any other rate.

Earnings (Loss) Per Share
(h)	Earnings (Loss) Per Share

Basic earnings (loss) per share is computed by dividing net income by the weighted-average number of common shares outstanding during the year. The Company did not have dilutive potential common share equivalents during fiscal 2016, 2017 and 2018.

Use of Estimates
(i)	Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses for the years presented. Actual results may differ from those estimates. Significant estimates in these financial statements that are susceptible to change as more information becomes available are collectability of receivables, valuation allowances for deferred tax assets and impairment with respect to i) marketable securities and ii) non- marketable investment.

Financial Instruments
(j)	Financial Instruments

The Company recognizes all derivative instruments on the balance sheet at fair value with changes in fair values reported in the consolidated statements of operations.

The Company’s financial instruments that are exposed to concentration of credit risk consist primarily of its cash and cash equivalents, and amounts due from related parties. The Company has reviewed the credit worthiness and financial position of its related parties for credit risks associated with amounts due from them. These entities have good credit standing and the Company does not expect to incur significant losses on advances provided to these entities.

Comprehensive Income
(k)	Comprehensive Income

Comprehensive income represents changes in equity resulting from transactions and other events and circumstances from non-owner sources. Comprehensive income consists of net income (loss) and the foreign exchange differences arising from translation to the reporting currency and unrealized gains and losses on available-for-sale securities.

Recently Issued Accounting Pronouncements
(l)	Recently Issued Accounting Pronouncements

In February 2016, the Financial Accounting Standards Board (“FASB”) issued ASU No. 2016-02, Leases (Topic 842). The new standard establishes a right-of-use (“ROU”) model that requires a lessee to record a ROU asset and a lease liability on the balance sheet for all leases with terms longer than 12 months. Leases will be classified as either finance or operating, with classification affecting the pattern of expense recognition in the income statement. The new standard is effective for fiscal years beginning after December 15, 2018, including interim periods within those fiscal years. A modified retrospective transition approach is required for lessees for capital and operating leases existing at, or entered into after, the beginning of the earliest comparative period presented in the financial statements, with certain practical expedients available. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements.

In June 2016, the FASB issued ASU No. 2016-13, Financial Instruments-Credit Losses (Topic 326), which requires entities to measure all expected credit losses for financial assets held at the reporting date based on historical experience, current conditions, and reasonable and supportable forecasts. This replaces the existing incurred loss model and is applicable to the measurement of credit losses on financial assets measured at amortized cost. This guidance is effective for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2019. Early application will be permitted for all entities for fiscal years, and interim periods within those fiscal years, beginning after December 15, 2018. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements.

In August 2016, the FASB issued ASU No. 2016-15, Classification of Certain Cash Receipts and Cash Payments. ASU 2016-15 clarifies the presentation and classification of certain cash receipts and cash payments in the statement of cash flows. The amendments are an improvement to U.S. GAAP because they provide guidance for each of the eight issues, thereby reducing the current and potential future diversity in practice. This ASU is effective for public business entities for fiscal years, and interim periods within those years, beginning after December 15, 2017. The Company has adopted the guidance retrospectively to each period presented. The adoption does not have any material effect on the presentation of its consolidated statements of cash flows.

In October 2016, the FASB issued ASU No. 2016-16, Income Taxes (Topic 740): Intra-Entity Transfers of Assets Other Than Inventory. This ASU improves the accounting for the income tax consequences of intra-entity transfers of assets other than inventory. For public business entities, the amendments in this update are effective for annual reporting periods beginning after December 15, 2017, including interim reporting periods within those annual reporting periods. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements.

In November 2016, the FASB issued ASU No. 2016-18, Statement of Cash Flows (Topic 230): Restricted Cash. The guidance requires that a statement of cash flows explain the change during the period in the total of cash, cash equivalents, and amounts generally described as restricted cash or restricted cash equivalents. Therefore, amounts generally described as restricted cash and restricted cash equivalents should be included with cash and cash equivalents when reconciling the beginning-of-period and end-of-period total amounts shown on the statement of cash flows. The standard is effective for fiscal years beginning after December 15, 2017, and interim period within those fiscal years. The Company has adopted the guidance retrospectively to each period presented. The adoption does not have any material effect on the presentation of its consolidated statements of cash flows.

In January 2017, the FASB issued ASU No. 2017-01, Business Combinations (Topic 805): Clarifying the Definition of a Business, which clarifies the definition of a business with the objective of adding guidance to assist entities with evaluating whether transactions should be accounted for as acquisitions or disposals of assets or businesses. The standard is effective for fiscal years beginning after December 15, 2017, including interim periods within those fiscal years. The Company has adopted the guidance effective January 1, 2018. The Company will evaluate the impact of adopting this standard prospectively upon any transactions of acquisitions or disposals of assets or businesses.

In January 2017, the FASB issued ASU No. 2017-04, Simplifying the Test for Goodwill Impairment. The guidance removes Step 2 of the goodwill impairment test, which requires a hypothetical purchase price allocation. A goodwill impairment will now be the amount by which a reporting unit’s carrying value exceeds its fair value, not to exceed the carrying amount of goodwill. The guidance should be adopted on a prospective basis for the annual or any interim goodwill impairment tests beginning after December 15, 2019. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after January 1, 2017. The adoption of this ASU did not have a significant impact on the Company’s consolidated financial statements.

Other accounting standards that have been issued or proposed by the FASB or other standards-setting bodies that do not require adoption until a future date are not expected to have a material impact on the Company’s consolidated financial statements upon adoption.

Fair Value Measurements

Effective from January 1, 2008, the Company adopted ASC Topic 820, Fair Value Measurement and Disclosures, for all financial assets and liabilities and nonfinancial assets and liabilities that are recognized or disclosed at fair value in the consolidated financial statements on a recurring basis (at least annually). ASC Topic 820 defines fair value as the price that would be received to sell the asset or paid to transfer a liability (i.e. the “exit price”) in an orderly transaction between market participants at the measurement date. When determining the fair value measurements for assets and liabilities required or permitted to be recorded at fair value, the Company considers the principal or most advantageous market in which it would transact and also considers assumptions that market participants would use when pricing the asset or liability.

Fair Value Hierarchy

ASC Topic 820 establishes a fair value hierarchy that requires an entity to maximize the use of observable inputs and minimize the use of unobservable inputs when measuring fair value. A financial instrument’s categorization within the fair value hierarchy is based upon the lowest level of input that is significant to the fair value measurement. ASC Topic 820 establishes three levels of inputs that may be used to measure fair value:

Level 1 applies to assets or liabilities for which there are quoted prices in active markets for identical assets or liabilities.

Level 2 applies to assets or liabilities for which there are inputs other than quoted prices included within Level 1 that are observable for the asset or liability such as quoted prices for similar assets or liabilities in active markets; quoted prices for identical assets or liabilities in markets with insufficient volume or infrequent transactions (less active markets); or model-derived valuations in which significant inputs are observable or can be derived principally from, or corroborated by, observable market data.

Level 3 applies to assets or liabilities for which there are unobservable inputs to the valuation methodology that are significant to the measurement of the fair value of the assets or liabilities.